Cash Generated from Operations (Proceeds from Sale of Property, Plant and Equipment) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash generated from operations [abstract]
Net book amount	¥ 23,113	¥ 37,614	¥ 16,424
(Losses)/gains on disposal of property, plant and equipment-net	44,390	172,508	(13,017)
Net proceeds from disposal of property, plant and equipment	¥ 67,503	¥ 210,122	¥ 3,407